Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$70	$84,783
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	10,411
4.20%, 06/01/30 (Call 03/01/30)	100	118,945

		214,139

Aerospace & Defense — 3.0%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	30	28,659
5.15%, 05/01/30 (Call 02/01/30)	370	405,261
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	115	138,448
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	60	63,507
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	105	131,331
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)	115	123,400

		890,606

Agriculture — 1.2%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	85	95,396
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	60	70,014
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	90	108,612
Philip Morris International Inc., 2.10%, 05/01/30 (Call 02/01/30)	80	84,765

		358,787

Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	55	50,064

Apparel — 1.0%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	135	153,138
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	70	74,185
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	75	82,487

		309,810

Auto Manufacturers — 0.7%
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	50	51,868
Toyota Motor Credit Corp.
2.15%, 02/13/30	60	64,766
3.38%, 04/01/30	80	94,948

		211,582

Auto Parts & Equipment — 0.4%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	50	50,737
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	75	79,386

		130,123

Banks — 7.5%
Banco Santander SA, 3.49%, 05/28/30	50	55,417
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	35	37,306
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)	85	96,692
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	15	15,603
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	45	50,027
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	65	69,906
3.80%, 03/15/30 (Call 12/15/29)	270	317,264
HSBC Holdings PLC, 4.95%, 03/31/30	315	386,659
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30) .	90	95,140
JPMorgan Chase & Co., 8.75%, 09/01/30	40	59,344
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	50	51,445
2.56%, 02/25/30	90	96,485
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	85	90,197

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	$165	$182,531
State Street Corp., 2.40%, 01/24/30	74	81,417
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	160	165,853
2.75%, 01/15/30	55	59,799
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	25	27,748
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	65	68,493
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	130	137,329
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	30	30,385
Westpac Banking Corp., 2.65%, 01/16/30	61	68,556

		2,243,596

Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	145	166,792
Coca-Cola Co. (The)
1.65%, 06/01/30	205	214,559
3.45%, 03/25/30	15	18,119
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	20	21,719
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	50	54,537
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	35	37,290
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	60	68,325
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	65	68,067
2.75%, 03/19/30 (Call 12/19/29)	125	142,706

		792,114

Biotechnology — 0.8%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	105	113,397
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	115	120,021

		233,418

Building Materials — 1.0%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)(a)	165	174,422
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	25	26,237
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	10	10,948
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	90	101,189

		312,796

Chemicals — 1.5%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	100	107,371
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	90	116,276
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	40	42,806
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	30	33,175
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	50	55,103
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	30	32,300
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	30	31,796
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)	35	37,207

		456,034

Commercial Services — 1.2%
Emory University, 2.14%, 09/01/30 (Call 06/01/30)	8	8,355
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	60	66,584
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	95	104,218
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	65	70,492
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	75	83,167
Yale University, 1.48%, 04/15/30 (Call 01/15/30)	18	18,524

		351,340

Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	40	41,740

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Apple Inc., 1.65%, 05/11/30 (Call 02/11/30)	$155	$162,829
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(a)	65	79,344
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	70	75,334
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	105	109,870
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(a)	75	87,712
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	40	42,406

		599,235

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	75	83,492
Procter & Gamble Co. (The), 3.00%, 03/25/30	90	106,103

		189,595

Diversified Financial Services — 4.5%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	50	53,246
Air Lease Corp., 3.00%, 02/01/30 (Call 11/01/29)	80	75,179
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	70	82,286
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	50	64,218
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(a)	165	173,923
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	80	85,180
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	90	101,206
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	150	178,968
Nomura Holdings Inc.
2.68%, 07/16/30	215	222,645
3.10%, 01/16/30	90	96,338
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	80	98,561
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	100	108,498

		1,340,248

Electric — 7.5%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	75	78,024
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	20	20,888
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)(a)	141	170,913
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	30	33,085
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	35	37,878
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	45	52,820
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	145	167,806
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	120	130,106
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	20	22,180
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	60	64,973
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	25	26,150
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	10	10,754
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	20	22,119
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	110	132,007
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	50	51,080
Series B, 2.25%, 09/01/30 (Call 06/01/30)	50	49,455
Interstate Power and Light Co., 2.30%, 06/01/30 (Call 03/01/30)	50	52,820
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(a)	50	55,709
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	150	161,571
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	5	6,188
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	25	27,659
Oklahoma Gas and Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	60	68,105

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	$25	$28,317
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	278	318,288
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	20	22,633
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	90	105,633
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(a)	75	84,148
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	18	18,607
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	115	134,039
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	30	34,415
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	45	52,915

		2,241,285

Electrical Components & Equipment — 0.2%
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	50	53,203

Electronics — 1.3%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	50	52,249
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	60	66,302
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	25	28,709
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	50	51,564
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	75	80,390
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	40	42,595
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	50	52,117

		373,926

Environmental Control — 0.2%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	45	48,376

Food — 2.5%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	60	63,734
Conagra Brands Inc., 8.25%, 09/15/30	25	37,985
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	15	16,801
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	25	26,211
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	35	36,787
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	48	52,941
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	100	105,752
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	55	57,598
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	40	42,785
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	50	54,350
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	90	99,895
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,033
5.95%, 04/01/30 (Call 01/01/30)	125	158,706

		758,578

Gas — 0.7%
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	105	123,653
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	42	44,511
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	4	4,435
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	42	45,145

		217,744

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	25	26,923

Health Care – Products — 2.4%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	65	66,722
Baxter International Inc., 3.95%, 04/01/30 (Call 01/10/30)(a)	40	48,553
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	115	124,991
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	80	87,737
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	150	156,099
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)	95	120,744

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	$90	$100,608

		705,454

Health Care – Services — 1.4%
Advocate Health & Hospitals Corp., 2.21%, 06/15/30 (Call 03/15/30)	5	5,246
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	105	111,122
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	55	57,146
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	65	81,687
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	50	55,407
UnitedHealth Group Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	96,084

		406,692

Home Builders — 0.2%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	50	54,195

Household Products & Wares — 0.6%
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	35	36,415
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	115	133,839

		170,254

Insurance — 4.9%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	105	125,400
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	25	27,851
American Financial Group Inc/OH, 5.25%, 04/02/30 (Call 01/02/30)	50	60,563
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	130	145,747
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	85	93,441
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	50	51,460
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	45	53,714
AXA SA, 8.60%, 12/15/30	60	89,378
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	68	72,115
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	50	57,624
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)(a)	60	66,859
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	80	86,884
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	30	32,347
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	5	5,493
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	30	33,775
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	50	53,629
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	85	109,205
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	55	57,289
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	50	58,675
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)	10	10,650
Prudential PLC, 3.13%, 04/14/30	90	99,971
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	80	86,710

		1,478,780

Internet — 1.5%
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	85	87,997
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	130	158,518
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	50	54,034
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	80	74,721
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	60	66,190
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	10	10,448

		451,908

Iron & Steel — 0.7%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	40	43,518
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	59	65,940

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	$105	$112,716

		222,174

Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	30	34,052
Marriott International Inc./MD, 4.63%, 06/15/30 (Call 03/15/30)	105	112,324

		146,376

Machinery — 1.1%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	55	61,498
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	100	116,435
John Deere Capital Corp., 2.45%, 01/09/30	15	16,601
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)(a)	125	135,518

		330,052

Manufacturing — 1.1%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	55	63,823
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	65	68,681
General Electric Co., 3.63%, 05/01/30 (Call 02/01/30)	130	132,023
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	50	52,239

		316,766

Media — 3.1%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	80	88,613
3.40%, 04/01/30 (Call 01/01/30)	230	269,875
4.25%, 10/15/30 (Call 07/15/30)	165	207,634
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	100	111,055
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	75	85,208
Walt Disney Co. (The), 3.80%, 03/22/30	130	155,256

		917,641

Mining — 0.4%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	60	63,414
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	50	51,699

		115,113

Oil & Gas — 3.7%
BP Capital Markets America Inc., 3.63%, 04/06/30 (Call 01/06/30)	130	150,786
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	50	51,432
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	115	124,017
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	75	91,235
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	180	198,959
3.48%, 03/19/30 (Call 12/19/29)	175	205,480
Ovintiv Inc., 8.13%, 09/15/30	5	5,038
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	65	64,431
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	85	94,734
Total Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	101	113,555

		1,099,667

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	15	17,837
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	90	90,226
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	65	67,334

		175,397

Packaging & Containers — 0.3%
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	10	10,623
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	15	16,477
WestRock MWV LLC, 8.20%, 01/15/30	45	64,304

		91,404

Pharmaceuticals — 4.3%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	25	27,147

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	$90	$98,721
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	145	154,629
CVS Health Corp., 3.75%, 04/01/30 (Call 01/01/30)	140	164,592
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	90	92,488
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	80	87,142
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	50	53,433
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	50	52,461
2.63%, 04/01/30 (Call 01/01/30)	130	147,147
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	210	216,304
Upjohn Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	110	117,122
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	75	79,399

		1,290,585

Pipelines — 2.8%
Energy Transfer Operating LP, 3.75%, 05/15/30 (Call 02/15/30)	130	128,844
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	85	91,219
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	30	32,678
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	60	56,531
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	75	74,901
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	145	167,068
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	95	112,811
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)(a)	130	142,007
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	20	22,060

		828,119

Real Estate Investment Trusts — 6.3%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	105	132,169
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	55	55,349
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	15	15,604
2.90%, 01/15/30 (Call 10/15/29)	135	149,566
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	60	64,274
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	55	58,928
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	25	26,337
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	65	72,403
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	85	96,710
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	50	54,205
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	50	50,778
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	115	118,710
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	65	71,705
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)	50	54,535
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)	46	47,658
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	80	86,518
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	65	67,159
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	15	15,760
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	35	34,469
Prologis LP, 2.25%, 04/15/30 (Call 01/15/30)	70	75,874
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	80	88,626
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	136	139,374
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	15	15,226
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	105	106,762

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 11/15/30 (Call 08/15/30)	$5	$5,790
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	80	83,946
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	90	104,691

		1,893,126

Retail — 5.4%
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	15	17,445
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	25	29,873
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	165	171,006
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	85	98,263
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	150	169,801
Lowe’s Companies Inc., 4.50%, 04/15/30 (Call 01/15/30)	140	175,099
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	20	21,039
3.60%, 07/01/30 (Call 04/01/30)	130	152,741
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)	40	31,107
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	60	72,798
Ross Stores Inc., 4.80%, 04/15/30 (Call 01/15/30)	45	54,683
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	10	10,547
2.55%, 11/15/30 (Call 08/15/30)	150	160,683
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	20	21,998
2.65%, 09/15/30 (Call 06/15/30)	140	157,590
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	70	84,374
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)	65	69,359
Walmart Inc., 7.55%, 02/15/30	75	117,536

		1,615,942

Semiconductors — 4.2%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	60	63,298
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)(a)	265	298,345
5.00%, 04/15/30 (Call 01/15/30)(a)	135	160,358
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	115	140,820
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	65	68,691
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	80	96,257
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	140	156,499
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(a)	85	93,956
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	95	102,116
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	50	52,370
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	15	16,282

		1,248,992

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)(a)	75	88,082

Software — 2.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	100	109,772
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	45	50,412
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	60	64,969
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	95	103,789
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	45	46,493
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	240	273,530
3.25%, 05/15/30 (Call 02/15/30)	40	46,645
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	50	58,669

		754,279

Telecommunications — 7.4%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	65	70,810

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	$240	$287,282
British Telecommunications PLC, 9.63%, 12/15/30	165	273,761
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	160	255,853
Koninklijke KPN NV, 8.38%, 10/01/30	55	81,494
Telefonica Europe BV, 8.25%, 09/15/30	100	155,871
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(a)	602	689,814
Verizon Communications Inc.
3.15%, 03/22/30 (Call 12/22/29)	150	172,287
7.75%, 12/01/30	60	93,811
Vodafone Group PLC, 7.88%, 02/15/30	80	117,585

		2,198,568

Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	35	35,337

Transportation — 1.1%
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	45	48,604
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	90	107,686
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	105	114,801
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	45	57,530

		328,621

Trucking & Leasing — 0.2%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	65	72,898

Water — 0.3%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	35	39,384

Security	Par/ Shares (000)	Value

Water (continued)
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	$50	$54,581

		93,965

Total Corporate Bonds & Notes — 98.8% (Cost: $29,161,434)		29,533,909

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c) .	140	140,000

Total Short-Term Investments — 0.4% (Cost: $140,000)		140,000

Total Investments in Securities — 99.2% (Cost: $29,301,434)		29,673,909

Other Assets, Less Liabilities — 0.8%		226,650

Net Assets — 100.0%		$29,900,559

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/23/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$140,000	(b)	$—	$—	$—	$140,000	140	$21	$—

(a)	The Fund commenced operations on June 23, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$29,533,909	$—	$29,533,909
Money Market Funds	140,000	—	—	140,000

	$140,000	$29,533,909	$—	$29,673,909

5